Consolidated Balance Sheets (FY) (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred Stock
Preferred stock, shares authorized (shares)	20,000,000	20,000,000	20,000,000
Preferred stock, liquidation preference (shares)	0.001	0.001	0.001
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares designated (shares)	825,000	825,000	825,000
Preferred stock, shares issued (shares)	10,000	10,000	10,000
Preferred stock, shares outstanding (shares)	10,000	10,000	10,000
Common Stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (shares)	500,000,000	500,000,000	500,000,000
Common stock, shares, issued (shares)	60,544,144	59,800,792	19,389,413
Common stock, shares, outstanding (shares)	60,533,064	59,789,712	19,378,333
Treasury Stock
Treasury stock (shares)	11,080	11,080	11,080